Leases - Consolidated Statement of Operations (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Leases [Abstract]
Fixed operating lease expense	$ 11,453	$ 9,613	$ 11,874
Variable operating lease expense	6,071	5,109	5,569
Total lease expense	$ 17,524	$ 14,722	$ 17,443